Issued Capital - Summary of Capital Issued (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,798,108	$ 3,777,323
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,798,108	$ 3,777,323